Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings per share

The amounts used in computing earnings per common share and the effects of potentially dilutive securities on the weighted average number of common shares were as follows:

Year Ended December 31,	2017	2016	2015
(Dollars and shares in millions, except per share amounts)
Net income attributable to U.S. Cellular shareholders	$12	$48	$241

Weighted average number of shares used in basic earnings per share	85	85	84
Effect of dilutive securities	1	–	1
Weighted average number of shares used in diluted earnings per share	86	85	85

Basic earnings per share attributable to U.S. Cellular shareholders	$0.14	$0.56	$2.86

Diluted earnings per share attributable to U.S. Cellular shareholders	$0.14	$0.56	$2.84